PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		$ 6,947
Ending Balance	$ 13,859	13,859	$ 6,947
Right-of-use assets	1,144	1,144
Teekay Offshore | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense	63	63
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		8,415	3,425
Additions		594	500
Disposals		(143)	(131)
Acquisitions through business combinations		6,141	4,913
Transfers and assets reclassified as held for sale		(223)	(38)
Changes in accounting policy		978	0
Net foreign currency exchange differences		105	(254)
Ending Balance	15,867	15,867	8,415
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(1,468)	(895)
Depreciation/depletion/impairment expense		(582)	(720)
Disposals		62	62
Transfers and assets reclassified as held for sale		28	2
Net foreign currency exchange differences		(48)	83
Ending Balance	$ (2,008)	$ (2,008)	$ (1,468)